Financial Instruments and Financial Risk Management	9 Months Ended
Mar. 31, 2024
Financial Instruments and Financial Risk Management
Financial Instruments and Financial Risk Management

10.Financial Instruments and Financial Risk Management

The Company’s financial assets and liabilities consist of cash, receivables, long-term investments, accounts payable and accrued liabilities. A fair value hierarchy is used to determine the financial instruments’ fair value that are recorded on the consolidated statements of financial position.

The fair value hierarchy has three levels:

Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly for similar items in active markets. The Company maximizes the use of observable market data and relies on entity-specific estimates at least possible; and

Level 3 – inputs for the asset or liability that are not based on observable market data (unobservable inputs).

There were no transfers between Levels 1, 2 or 3 for the period ended March 31, 2024 and the year ended June 30, 2023.

The following table sets forth the Company’s financial assets measured at fair value by level within the fair value hierarchy:

March 31, 2024	Level 1	Level 2	Level 3	Total
Investment in Aqualung Carbon Capture SA	$—	$—	$3,386	$3,386

June 30, 2023	Level 1	Level 2	Level 3	Total
Investment in Aqualung Carbon Capture SA	$—	$—	$3,314	$3,314

The Company’s Board of Directors has the overall responsibility for the establishment and oversight of the Company’s risk management framework. The Company’s risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and in response to the Company’s activities. Management regularly monitors compliance with the Company’s risk management policies and procedures and reviews the adequacy of the risk management framework in relation to the risks faced by the Company.

The Company is exposed to various risks such as interest rate, credit, and liquidity risk. To manage these risks, management determines what activities must be undertaken to minimize potential exposure to risks. The objectives of the Company in managing risk are as follows:

●	maintaining sound financial condition;
●	financing operations; and
●	ensuring liquidity to all operations.

10.	Financial Instruments and Financial Risk Management - continued

In order to satisfy these objectives, the Company has adopted the following policies:

(i)	Credit risk

Credit risk is the risk of loss if counterparties do not fulfill their contractual obligations and arises principally from cash deposits. The maximum credit risk is the total of our cash. The Company maintains substantially all of its cash with two major financial institutions. The majority of cash held with these institutions exceed the amount of insurance provided on such deposits.

(ii)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due.  The Company manages this risk by careful management of its working capital (current assets less current liabilities) to try to ensure its expenditures will not exceed available resources. At March 31, 2024, the Company has working capital of $7,670 (June 30, 2023: working capital balance of $48,800). The Company is actively engaged in raising additional capital to fund its capital projects and meet financial obligations.

(iii)	Foreign exchange risk

Currency risk is the risk to the Company’s earnings that arises from fluctuations of foreign exchange rates and the degree of volatility of these rates. The Company does not use derivative instruments to reduce its exposure to foreign currency risk.  The Company is exposed to currency risk through the following assets and liabilities denominated in US dollars:

	March 31, 2024	June 30, 2023
	$	$
Cash	8,973	42,745
Accounts payable	(2,775)	(5,926)

At March 31, 2024, US Dollar amounts were converted at a rate of USD 1.00 to CAD 1.354. A 10% increase or decrease in the US dollar relative to the Canadian dollar would result in a change of approximately $620 (June 30, 2023: $3,682) in the Company’s comprehensive loss for the year to date.